Stock-Based Compensation (Details 4) (Lattice Model, Warrant)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014
Lattice Model | Warrant
Expected volatility	93.00%	93.00%
Risk free interest rate	2.21%	2.21%
Warrant term (years)	7 years	7 years
Dividend yield	0.00%	0.00%